Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
Supplement [Text Block]	bf215_SupplementTextBlock
BLACKROCK FUNDS II

BlackRock U.S. Government Bond Portfolio
(the “Fund”)
Investor, Institutional and Class R Shares

Supplement dated October 14, 2016
to the Prospectus dated January 28, 2016

Effective as of October 14, 2016, BlackRock Advisors, LLC (“BlackRock”) has agreed to adjust the caps on total expenses to reduce the net expenses paid by shareholders of the Fund. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees and/or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C, Institutional and Class R Shares. Accordingly, the Fund’s Prospectus is amended as follows:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock U.S. Government Bond Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock") or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. ("PNC") and their respective affiliates) (each a "Financial Intermediary") and in the "Details About the Share Classes" section on page 50 of the Fund's prospectus and in the "Purchase of Shares" section on page II-70 of Part II of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.35%	0.41%	0.42%	0.41%
Interest Expense	0.03%	0.03%	0.03%	0.03%
Miscellaneous Other Expenses	0.32%	0.38%	0.39%	0.38%
Total Annual Fund Operating Expenses	1.10%	1.91%	0.92%	1.41%
Fee Waivers and/or Expense Reimbursements[3]	(0.37)%	(0.43)%	(0.44)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.73%	1.48%	0.48%	0.98%

[1]	A contingent deferred sales charge ("CDSC") of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 65, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.70% (for Investor A Shares), 1.45% (for Investor C Shares), 0.45% (for Institutional Shares) and 0.95% (for Class R Shares) of average daily net assets through January 31, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$472	$700	$948	$1,655
Investor C Shares	$251	$558	$992	$2,198
Institutional Shares	$49	$249	$466	$1,091
Class R Shares	$100	$404	$730	$1,654

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$151	$558	$992	$2,198

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,090% of the average value of its portfolio.

BLACKROCK U.S.GOVERNMENT BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf215_SupplementTextBlock
BLACKROCK FUNDS II

BlackRock U.S. Government Bond Portfolio
(the “Fund”)
Investor, Institutional and Class R Shares

Supplement dated October 14, 2016
to the Prospectus dated January 28, 2016

Effective as of October 14, 2016, BlackRock Advisors, LLC (“BlackRock”) has agreed to adjust the caps on total expenses to reduce the net expenses paid by shareholders of the Fund. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees and/or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C, Institutional and Class R Shares. Accordingly, the Fund’s Prospectus is amended as follows:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock U.S. Government Bond Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock") or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. ("PNC") and their respective affiliates) (each a "Financial Intermediary") and in the "Details About the Share Classes" section on page 50 of the Fund's prospectus and in the "Purchase of Shares" section on page II-70 of Part II of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.35%	0.41%	0.42%	0.41%
Interest Expense	0.03%	0.03%	0.03%	0.03%
Miscellaneous Other Expenses	0.32%	0.38%	0.39%	0.38%
Total Annual Fund Operating Expenses	1.10%	1.91%	0.92%	1.41%
Fee Waivers and/or Expense Reimbursements[3]	(0.37)%	(0.43)%	(0.44)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.73%	1.48%	0.48%	0.98%

[1]	A contingent deferred sales charge ("CDSC") of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 65, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.70% (for Investor A Shares), 1.45% (for Investor C Shares), 0.45% (for Institutional Shares) and 0.95% (for Class R Shares) of average daily net assets through January 31, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$472	$700	$948	$1,655
Investor C Shares	$251	$558	$992	$2,198
Institutional Shares	$49	$249	$466	$1,091
Class R Shares	$100	$404	$730	$1,654

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$151	$558	$992	$2,198

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,090% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 50 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-70 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,090% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1090.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
BLACKROCK U.S.GOVERNMENT BOND PORTFOLIO | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.73%	[2]
1 Year	rr_ExpenseExampleYear01	$ 472
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	948
10 Years	rr_ExpenseExampleYear10	$ 1,655
BLACKROCK U.S.GOVERNMENT BOND PORTFOLIO | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.48%	[2]
1 Year	rr_ExpenseExampleYear01	$ 251
3 Years	rr_ExpenseExampleYear03	558
5 Years	rr_ExpenseExampleYear05	992
10 Years	rr_ExpenseExampleYear10	2,198
1 Year	rr_ExpenseExampleNoRedemptionYear01	151
3 Years	rr_ExpenseExampleNoRedemptionYear03	558
5 Years	rr_ExpenseExampleNoRedemptionYear05	992
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,198
BLACKROCK U.S.GOVERNMENT BOND PORTFOLIO | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.48%	[2]
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	$ 1,091
BLACKROCK U.S.GOVERNMENT BOND PORTFOLIO | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.98%	[2]
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	404
5 Years	rr_ExpenseExampleYear05	730
10 Years	rr_ExpenseExampleYear10	$ 1,654

[1]	A contingent deferred sales charge ("CDSC") of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 65, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.70% (for Investor A Shares), 1.45% (for Investor C Shares), 0.45% (for Institutional Shares) and 0.95% (for Class R Shares) of average daily net assets through January 31, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	There is no CDSC on Investor C Shares after one year.